Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Schedule of Reconciliation Statutory Tax Expense (Benefit)

A reconciliation of our statutory tax expense (benefit) to our actual tax expense (benefit) is as follows:

December 31, 2014
Federal statutory rate at 34 percent	$(5,341,000)
State taxes, net of federal tax expense (benefit)	(440,000)

Nondeductible interest	750,000
Stock-based compensation	67,000
Nondeductible acquisition costs	34,000
Nondeductible meals & entertainment	27,000
Change in valuation allowance	4,903,000

Schedule of Deferred Tax and Assets and Liabilities

The components of our net deferred tax assets and liabilities are as follows:

December 31, 2014
Deferred Tax Assets:
Non-Current:
Net operating loss carry forward	$4,396,000
Definite-lived intangibles	142,000
Non-qualified stock-based compensation	293,000

Current:
Accounts receivable allowance	9,000
Accrued expenses	72,000
Gross deferred tax assets	4,912,000

Deferred Tax Liabilities:
Non-Current:
Amortization of indefinite-lived intangible	(4,000)
Property, plant and equipment	(28,000)
Gross deferred tax liabilities	(32,000)
Net deferred tax assets before valuation allowance	4,880,000
Less: valuation allowance	(4,880,000)
Total net deferred tax asset (liability)	$—